Income taxes - Summary of tax loss carryforwards that are not recognized as deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 2,304,642	€ 2,480,908
Unlimited
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	124,969	90,257
will expire within 5 years
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	2,140,389	2,350,223
will expire thereafter
Tax loss carryforwards that are not recognized as deferred tax assets
Tax loss carry-forward	€ 39,284	€ 40,428